Pensions and Other Post-Employment Benefits - Summary of Defined Benefit Pension Obligation Analysed by Membership Category (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Defined benefit pension obligation analysed by membership category	£ 21,310	£ 20,353	£ 18,774
Pension schemes [member]
Disclosure of defined benefit plans [line items]
Defined benefit pension obligation analysed by membership category	21,310	20,353	18,774
Active [member] | Pension schemes [member]
Disclosure of defined benefit plans [line items]
Defined benefit pension obligation analysed by membership category	4,660	4,572	4,427
Retired [member] | Pension schemes [member]
Disclosure of defined benefit plans [line items]
Defined benefit pension obligation analysed by membership category	11,257	10,485	9,542
Deferred [member] | Pension schemes [member]
Disclosure of defined benefit plans [line items]
Defined benefit pension obligation analysed by membership category	£ 5,393	£ 5,296	£ 4,805